Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) [Abstract]
Income Taxes

The components of the Partnership's income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2011	2010	2009

Current income tax expense (benefit)
Federal income tax expense (benefit)	$15,890	$10,580	$20,253
State income tax expense	524	1,534	1,856
Total current income tax expense (benefit)	16,414	12,114	22,109
Deferred income tax expense (benefit)
Federal income tax expense (benefit)	2,464	9,709	696
State income tax expense (benefit)	140	(121)	(646)
Total deferred income tax expense (benefit)	2,604	9,588	50
Total income tax expense	$19,018	$21,702	$22,159

Total income taxes differed from the amounts computed by applying the statutory income tax rate to income before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2011	2010	2009

Income before income taxes	$207,364	$178,899	$148,654
Statutory tax rate	0%	0%	0%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	18,354	20,678	21,407
State taxes on income attributable to Partnership assets pre-acquisition
(net of federal benefit)	—	724	852
Texas margin tax expense (benefit)	664	300	(100)
Income tax expense	$19,018	$21,702	$22,159

Effective tax rate	9%	12%	15%

The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2011	2010

Credit carryforwards	$14	$14
Other	—	2
Net current deferred income tax assets	14	16
Depreciable property	(83,566)	(100,889)
Partnership basis	(24,481)	(26,320)
Credit carryforwards	556	570
Other	114	(207)
Net long-term deferred income tax liabilities	(107,377)	(126,846)
Total net deferred income tax liabilities	$(107,363)	$(126,830)

Credit carryforwards, which are available for utilization on future income tax returns, consist of $0.6 million of state income tax credits that expire in 2026.